ROPES & GRAY LLP 2099 Pennsylvania Avenue, N.W. WASHINGTON, DC 20006-6807 WWW.ROPESGRAY.COM

Nathan D. Briggs
(202) 626 3909
nathan.briggs@ropesgray.com

May 3, 2019

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

RE:	PIMCO Flexible Municipal Income Fund (the “Fund”)

(File Nos.: 333-221829 and 811-23314)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), the undersigned has been authorized by the Fund to submit this filing in lieu of a filing under Rule 497(c) under the Securities Act, and to certify that the definitive forms of Prospectus and Statement of Additional Information, each dated May 2, 2019, do not differ from those contained in the Fund’s most recent amendment to its registration statement, which was filed electronically with the Commission on May 2, 2019 pursuant to Rule 486(b) under the Securities Act.

Please contact me at (202) 626-3909 with any questions or comments regarding this matter.

Sincerely,

/s/ Nathan D. Briggs

Nathan D. Briggs

cc:	Ryan Leshaw

Wu-Kwan Kit

David C. Sullivan